FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Reserve balance at the beginning of the year	$ 269	$ 146	$ 255
Profit / (loss) deferred on new transactions	459	362	171
(Profit) / loss recognized in the income statement	(308)	(238)	(278)
Foreign currency translation	(2)	0	(2)
Reserve balance at the end of the year	418	269	146
UBS AG
Entity [Table]
Reserve balance at the beginning of the year	269	146	255
Profit / (loss) deferred on new transactions	459	362	171
(Profit) / loss recognized in the income statement	(308)	(238)	(278)
Foreign currency translation	(2)	0	(2)
Reserve balance at the end of the year	$ 418	$ 269	$ 146